FINANCIAL INSTRUMENTS - RISK MANAGEMENT - Interest rate risk (Details) - Interest Rate Risk - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Debt composition
Percentage point increase in interest point	1.00%
Maximum [Member]
Debt composition
Increase in interest payable	$ 100,000
Fixed-rate instruments
Debt composition
Current financial liabilities	(71,694,064)	$ (73,125,807)	$ (62,490,975)
Non-current financial liabilities	(96,205,253)	(108,236,265)	(84,253,034)
Variable-rate instruments
Debt composition
Current financial liabilities	(2,655,966)	(3,660,050)	(1,230,760)
Non-current financial liabilities	$ (385,215)	$ (206,748)	$ (456,064)